Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	₩ 872,731	₩ 1,369,653
Short-term financial instruments	508,677	1,426,952
Short-term investment securities	5,010	150,392
Accounts receivable — trade, net	1,913,511	2,188,893
Short-term loans, net	70,817	97,464
Accounts receivable — other, net	548,362	979,044
Contract assets	76,698	100,606
Prepaid expenses	1,987,503	2,128,349
Prepaid income taxes	77	1,984
Derivative financial assets	30,110	8,704
Inventories, net	204,637	171,443
Non-current assets held for sale	8,734	0
Advanced payments and others	125,798	151,602
Total Current Assets	6,352,665	8,775,086
Non-Current Assets:
Long-term financial instruments	375	893
Long-term investment securities	1,715,078	1,648,837
Investments in associates and joint ventures	2,197,351	14,354,113
Investment property, net	23,034	0
Property and equipment, net	12,871,259	13,377,077
Goodwill	2,072,493	3,357,524
Intangible assets, net	3,869,769	4,436,194
Long-term contract assets	41,580	47,675
Long-term loans, net	21,979	40,233
Long-term accounts receivable — other	275,238	332,803
Long-term prepaid expenses	1,069,148	1,063,711
Guarantee deposits	186,713	172,474
Long-term derivative financial assets	187,484	155,991
Deferred tax assets	128	105,088
Defined benefit assets	18,427	3,557
Other non-current assets	8,556	35,701
Total Non-Current Assets	24,558,612	39,131,871
Total Assets	30,911,277	47,906,957
Current Liabilities:
Accounts payable — trade	190,559	372,909
Accounts payable — other	2,071,870	2,484,466
Withholdings	790,489	1,410,239
Contract liabilities	166,436	229,892
Accrued expenses	1,295,404	1,554,889
Income tax payable	192,221	219,766
Derivative financial liabilities	52	77
Provisions	61,656	69,363
Short-term borrowings	12,998	109,998
Current portion of long-term debt, net	1,430,324	939,237
Current portion of long-term payables — other	398,823	424,600
Lease liabilities	349,568	359,936
Other current liabilities	35	2,595
Total Current Liabilities	6,960,435	8,177,967
Non-Current Liabilities:
Debentures, excluding current portion, net	7,037,424	7,690,169
Long-term borrowings, excluding current portion, net	353,122	1,979,261
Long-term payables — other	1,611,010	1,142,354
Long-term lease liabilities	1,184,714	1,076,841
Long-term contract liabilities	36,531	30,704
Defined benefit liabilities	13,157	154,944
Long-term derivative financial liabilities	321,084	375,083
Long-term provisions	65,339	81,514
Deferred tax liabilities	941,301	2,709,075
Other non-current liabilities	52,022	92,802
Total Non-Current Liabilities	11,615,704	15,332,747
Total Liabilities	18,576,139	23,510,714
Shareholders' Equity
Share capital	30,493	44,639
Capital surplus and others	(12,022,485)	278,444
Hybrid bonds	398,759	398,759
Retained earnings	22,437,341	22,981,913
Reserves	735,238	40,139
Equity attributable to owners of the Parent Company	11,579,346	23,743,894
Non-controlling interests	755,792	652,349
Total Shareholders' Equity	12,335,138	24,396,243
Total Liabilities and Shareholders' Equity	₩ 30,911,277	₩ 47,906,957